Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Richard Clemmer ($)[1]	Compen- sation Actually Paid to Richard Clemmer ($)[1,2]	Summary Compen-sation Table Total for Kurt Sievers ($)[1]	Compensation Actually Paid to Kurt Sievers ($)[1,2]	Average Summary Compen- sation Table Total for Non-PEO NEOs ($)[1]	Average Compensation Actually Paid to Non-PEO NEOs ($)[1,2]	Value of initial fixed $100 investment based on:[3]		Net Income ($ in millions)	Revenue ($ in millions)	Non-GAAP Gross Margin[4]
							Company TSR ($)	Philadelphia Sox Index TSR ($)

2022	n/a	n/a	20,771,851	4,693,294	3,969,488	2,053,189	129.76	142.94	2,787	13,205	57.9
2021	n/a	n/a	20,911,892	43,710,558	3,649,332	8,137,948	183.30	219.51	1,871	11,063	56.1
2020	2,256,509	15,746,714	19,253,302	25,421,027	3,366,167	5,613,773	126.56	153.66	52	8,612	51.1

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]			For the year 2020 Richard Clemmer served as our PEO through May 27, 2020. Kurt Sievers was appointed as our PEO on May 27, 2020 and has served as our PEO since that date. The Non-PEO NEOs for whom the average compensation is presented in this table are: (i) for fiscal year 2020, Peter Kelly, David Reed, Steven Owen and Jennifer Wuamett; (ii) for fiscal year 2021, Peter Kelly, William Betz, Andrew Micallef, Steven Owen and Jennifer Wuamett; and (iii) for fiscal year 2022, William Betz, Christopher Jensen, Andrew Micallef and Jennifer Wuamett.
Peer Group Issuers, Footnote [Text Block]			The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the Philadelphia Stock Exchange Semiconductor Index (“Philadelphia Sox Index”), which we also utilize in the stock performance graph in our Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019 through the last trading day of the reporting, year in the Company and in the Philadelphia Sox Index, respectively, assuming the reinvestment of any dividends. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‑K and do not reflect compensation actually realized or received by a PEO or the other NEOs. Mr. Sievers is the only NEO who has participated in a pension during the reporting years. The amounts shown as Compensation Actually Paid reflect total compensation as set forth in the Summary Compensation Table ("SCT") for each year, adjusted as outlined in the following table:

Year		Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year from SCT ($) ( — )	Year-End Fair Value of Equity Awards Granted During Applicable Year ($) ( + )	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($) ( + )	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($) ( + )	Change in Pension Value for the Applicable Year from SCT ($) ( — )	Pension Service Costs Attributable to the Applicable Year ($) ( + )	Compensation Actually Paid ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	Kurt Sievers (PEO)	20,771,851	17,119,017	17,610,633	(10,844,605)	(5,979,095)	—	253,527	4,693,294
2022	Average Non-PEO NEO	3,969,488	2,819,514	2,900,481	(1,420,415)	(576,851)	N/A	N/A	2,053,189
2021	Kurt Sievers (PEO)	20,911,892	16,314,944	17,663,519	8,603,541	12,546,522	—	300,028	43,710,558
2021	Average Non-PEO NEO	3,649,332	2,316,850	2,503,293	1,298,335	3,003,838	N/A	N/A	8,137,948
2020	Kurt Sievers (PEO)	19,253,302	16,063,333	19,616,920	4,671,282	2,323	2,293,073	233,606	25,421,027
2020	Richard Clemmer (PEO)	2,256,509	—	—	13,429,197	61,008	N/A	N/A	15,746,714
2020	Average Non-PEO NEO	3,366,167	2,847,268	3,357,471	1,719,732	17,671	N/A	N/A	5,613,773
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Equity values are calculated in accordance with FASB ASC Topic 718. PSU awards outstanding as of December 31 of the reporting year have been valued using a Monte Carlo simulation. RSU awards outstanding as of December 31 of the reporting year have been valued using the value date closing stock price discounted for future dividend payments. The fair values as of the vesting date are calculated using the closing share price on the vesting date. No dividends or dividend equivalents are paid or earned on unvested equity awards and no equity awards were granted and vested in the same year.

Non-PEO NEO Average Total Compensation Amount			$ 3,969,488	$ 3,649,332	$ 3,366,167
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,053,189	8,137,948	5,613,773
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‑K and do not reflect compensation actually realized or received by a PEO or the other NEOs. Mr. Sievers is the only NEO who has participated in a pension during the reporting years. The amounts shown as Compensation Actually Paid reflect total compensation as set forth in the Summary Compensation Table ("SCT") for each year, adjusted as outlined in the following table:

Year		Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year from SCT ($) ( — )	Year-End Fair Value of Equity Awards Granted During Applicable Year ($) ( + )	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($) ( + )	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($) ( + )	Change in Pension Value for the Applicable Year from SCT ($) ( — )	Pension Service Costs Attributable to the Applicable Year ($) ( + )	Compensation Actually Paid ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	Kurt Sievers (PEO)	20,771,851	17,119,017	17,610,633	(10,844,605)	(5,979,095)	—	253,527	4,693,294
2022	Average Non-PEO NEO	3,969,488	2,819,514	2,900,481	(1,420,415)	(576,851)	N/A	N/A	2,053,189
2021	Kurt Sievers (PEO)	20,911,892	16,314,944	17,663,519	8,603,541	12,546,522	—	300,028	43,710,558
2021	Average Non-PEO NEO	3,649,332	2,316,850	2,503,293	1,298,335	3,003,838	N/A	N/A	8,137,948
2020	Kurt Sievers (PEO)	19,253,302	16,063,333	19,616,920	4,671,282	2,323	2,293,073	233,606	25,421,027
2020	Richard Clemmer (PEO)	2,256,509	—	—	13,429,197	61,008	N/A	N/A	15,746,714
2020	Average Non-PEO NEO	3,366,167	2,847,268	3,357,471	1,719,732	17,671	N/A	N/A	5,613,773
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Equity values are calculated in accordance with FASB ASC Topic 718. PSU awards outstanding as of December 31 of the reporting year have been valued using a Monte Carlo simulation. RSU awards outstanding as of December 31 of the reporting year have been valued using the value date closing stock price discounted for future dividend payments. The fair values as of the vesting date are calculated using the closing share price on the vesting date. No dividends or dividend equivalents are paid or earned on unvested equity awards and no equity awards were granted and vested in the same year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Graphic 1
Graphic 1: A large portion of the NEO’s compensation is in the form of equity-based long term incentive awards which vest over three years. In 2022, it was 82% of the PEO compensation and 71% of non-PEO compensation as a percentage of the total compensation reported in the Summary Compensation Table. Consistent with our pay for performance philosophy, 70% of the target annual LTI award value is granted as performance-based restricted share units (“PSUs”), where the performance is measured against our 3 year TSR relative to the compensation peer group of semiconductor companies as described earlier in the proxy statement.
From 2020 to 2021, PEO CAP and non-PEO CAP increased by 72% and 45%, respectively, largely due to the vesting of a 3-year cliff PSU award at a 135.29% achievement. For that award, achievement was measured over the performance period July 2018 to July 2021 with achievement above the median of the select peer group. The increase in the 2021 CAP also reflected the increase in fair market value at year end for unvested equity awards. NXP’s stock price increased from $159.01 at December 31, 2020 to $227.78 at December 31, 2021. In 2022, PEO CAP and non-PEO CAP fell by 89% and 75%, largely due to the vesting of 3-year cliff PSU awards at an 84.21% achievement based on a performance period of October 2019 to October 2021 as well as decreases in fair market value for unvested awards due to a decline in NXP’s stock price — $158.03 at December 31, 2022. No performance based equity awards were granted in 2017 which would have vested in 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Graphic 2
			Graphic 2: Net income increased 3,498% from 2020 to 2021 and 49% from 2021 to 2022. PEO CAP and non-PEO CAP increased by 72% and 45% from 2020 to 2021, respectively and decreased by 89% and 75% from 2021 to 2022. Net income is not a performance measure used in our compensation program.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Graphics 3 & 4: Revenue and Non-GAAP Gross Margin are the two equally weighted financial performance elements of our annual incentive plan for the reporting years and are our company selected measures for purposes of this pay vs. performance disclosure. Because the SEC has stated that multi-year performance measures cannot be used as the Company's measure selected to be included in the table and our PSUs use a 3-year relative TSR performance measure, we have used the financial measures in our annual incentive plan. Non-equity incentive plan compensation from our annual incentive plan earned by the PEO and non-PEO NEOs (average) was $0 in 2020, $3,331,790 and $799,343 in 2021 and $2,459,782 and $614,026 in 2022, respectively. These amounts are reflected in the CAP amounts listed above. However, because most of the NEOs' compensation is in the form of equity, the CAP changes in any year are mainly driven by the equity valuations required for the CAP calculation. The results of these calculations are shown in Footnote 2 above.

Total Shareholder Return Vs Peer Group [Text Block]
Graphic 1
Graphic 1: A large portion of the NEO’s compensation is in the form of equity-based long term incentive awards which vest over three years. In 2022, it was 82% of the PEO compensation and 71% of non-PEO compensation as a percentage of the total compensation reported in the Summary Compensation Table. Consistent with our pay for performance philosophy, 70% of the target annual LTI award value is granted as performance-based restricted share units (“PSUs”), where the performance is measured against our 3 year TSR relative to the compensation peer group of semiconductor companies as described earlier in the proxy statement.
From 2020 to 2021, PEO CAP and non-PEO CAP increased by 72% and 45%, respectively, largely due to the vesting of a 3-year cliff PSU award at a 135.29% achievement. For that award, achievement was measured over the performance period July 2018 to July 2021 with achievement above the median of the select peer group. The increase in the 2021 CAP also reflected the increase in fair market value at year end for unvested equity awards. NXP’s stock price increased from $159.01 at December 31, 2020 to $227.78 at December 31, 2021. In 2022, PEO CAP and non-PEO CAP fell by 89% and 75%, largely due to the vesting of 3-year cliff PSU awards at an 84.21% achievement based on a performance period of October 2019 to October 2021 as well as decreases in fair market value for unvested awards due to a decline in NXP’s stock price — $158.03 at December 31, 2022. No performance based equity awards were granted in 2017 which would have vested in 2020.

Tabular List [Table Text Block]

Three-Year Relative TSR*
Revenue
Non-GAAP Gross Margin
Sustainability Goals Used in the Annual Incentive Plan Sustainability Scorecard

Total Shareholder Return Amount			$ 129.76	183.30	126.56
Peer Group Total Shareholder Return Amount			142.94	219.51	153.66
Net Income (Loss)			$ 2,787,000,000	$ 1,871,000,000	$ 52,000,000
Company Selected Measure Amount			13,205,000,000	11,063,000,000	8,612,000,000
Additional 402(v) Disclosure [Text Block]	In accordance with Item 402(v) of Regulation S-K, which was adopted by the Securities and Exchange Commission in 2022 pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation versus Company performance for the fiscal years listed below. The Human Resources and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs.
Relationship Between Performance Measures and Compensation Actually Paid
Below are graphic representations that help illustrate the relationship between 'compensation actually paid' ("CAP") and the financial measures in the table above as well as the relationship of NXP’s TSR and the TSR of the Philadelphia SOX Index. CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Because our NEO compensation is heavily weighted on equity, specifically performance based equity, the largest determinants of CAP are year over year changes in NXP’s stock price, realized achievement on PSUs awards that vested during the reporting year and projected PSU realizations on the unvested PSU awards in the form of Monte Carlo valuations.
			*As stated above, the SEC has provided guidance that multi-year performance measures cannot be used as the Company's selected measure included in the table; however because it is an important part of our compensation program we have listed it here.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Three-Year Relative TSR*
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Graphics 3 & 4: Revenue and Non-GAAP Gross Margin are the two equally weighted financial performance elements of our annual incentive plan for the reporting years and are our company selected measures for purposes of this pay vs. performance disclosure. Because the SEC has stated that multi-year performance measures cannot be used as the Company's measure selected to be included in the table and our PSUs use a 3-year relative TSR performance measure, we have used the financial measures in our annual incentive plan. Non-equity incentive plan compensation from our annual incentive plan earned by the PEO and non-PEO NEOs (average) was $0 in 2020, $3,331,790 and $799,343 in 2021 and $2,459,782 and $614,026 in 2022, respectively. These amounts are reflected in the CAP amounts listed above. However, because most of the NEOs' compensation is in the form of equity, the CAP changes in any year are mainly driven by the equity valuations required for the CAP calculation. The results of these calculations are shown in Footnote 2 above.

Other Performance Measure Amount			0.579	0.561	0.511
Measure Name			Non-GAAP Gross Margin
Non-GAAP Measure Description [Text Block]			Non-GAAP Gross Margin is a non-GAAP financial measure. We calculate Non-GAAP gross margin by adjusting Gross Margin to exclude the effects of purchase price accounting, restructuring, stock-based compensation, merger-related costs, and other incidentals. These measures should not be considered as a substitute for, or superior to, the measures of financial performance prepared in accordance with GAAP. Appendix A to this Proxy Statement quantifies and reconciles this measure to the comparable US GAAP financial measure.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Sustainability Goals Used in the Annual Incentive Plan Sustainability Scorecard
Kurt Sievers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 20,771,851	$ 20,911,892	$ 19,253,302
PEO Actually Paid Compensation Amount			$ 4,693,294	$ 43,710,558	25,421,027
PEO Name		Kurt Sievers	Kurt Sievers	Kurt Sievers
Richard Clemmer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					2,256,509
PEO Actually Paid Compensation Amount					15,746,714
PEO Name	Richard Clemmer
PEO [Member] | Kurt Sievers [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (17,119,017)	$ (16,314,944)	(16,063,333)
PEO [Member] | Kurt Sievers [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,610,633	17,663,519	19,616,920
PEO [Member] | Kurt Sievers [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,844,605)	8,603,541	4,671,282
PEO [Member] | Kurt Sievers [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,979,095)	12,546,522	2,323
PEO [Member] | Kurt Sievers [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(2,293,073)
PEO [Member] | Kurt Sievers [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			253,527	300,028	233,606
PEO [Member] | Richard Clemmer [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Richard Clemmer [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Richard Clemmer [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					13,429,197
PEO [Member] | Richard Clemmer [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					61,008
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,819,514)	(2,316,850)	(2,847,268)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,900,481	2,503,293	3,357,471
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,420,415)	1,298,335	1,719,732
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (576,851)	$ 3,003,838	$ 17,671